CREDIT FACILITY PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
CREDIT FACILITY PAYABLE
Credit facility	$ 5,000,000
Drawn down credit facility		$ 750,000,000,000		$ 750,000,000,000
Professional fee		855,368	$ 393,243	$ 50,000,000,000
Maturity Date	Jun. 30, 2023
Warrants issued				5,277,462
Accrued interest amount				$ 23,182
Principal amount		825,510		$ 802,328
Incurred legal costs		$ 80,133